Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit	Accumulated other comprehensive (loss) income
Beginning balance at Dec. 31, 2012	132,557	304,908		10,292	(182,616)	(27)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	69,184				69,184
Unrealized foreign currency translation loss	27					27
Exercised stock options	1,175	1,742		(567)
Stock-based compensation	632			632
Share purchase program	(11,740)	(16,133)		4,393
Ending balance at Dec. 31, 2013	191,835	290,517	0	14,750	(113,432)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,169)				(1,169)
Unrealized foreign currency translation loss	0
Exercised stock options	2,807	4,521		(1,714)
Stock-based compensation	4,533			4,533
Dividends	(2,801)				(2,801)
Share purchase program	(1,941)	(4,238)		2,297
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(3,685)		(3,685)
Ending balance at Dec. 31, 2014	189,579	290,800	(3,685)	19,866	(117,402)	0